Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥) Segments	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 325,091	¥ 287,514	¥ 304,564
Contractual commitments to acquire intangible assets	1,474	179
Global Business Unit of SMFG India Credit Company Limited [Member] | Foreign countries [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	196,311	203,281
CCCMK Holdings Co., Ltd. [Member] | Foreign countries [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 43,898
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	12,678	¥ 12,678
Head Office Account and Others [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	12,678
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 15,512	¥ 14,863